Supplemental Disclosure of Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2020
Statement of cash flows [abstract]
Disclosure of Changes in Operating Assets and Liabilities
	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(27)	(85)	(183)	(281)
Inventory	4	(42)	832	(538)
Prepaid expenses and other current assets	754	(1)	853	(124)
Payables and accrued liabilities	(761)	(525)	(1,212)	(278)
Current portion of deferred revenues	23	—	(372)	—
Employee future benefits (note 12)	(123)	(96)	(338)	(313)
	(130)	(749)	(420)	(1,534)